SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Year end [Member] | CAD : USD [Member]
Exchange rate to USD	0.7185	0.7399	0.7365
Year end [Member] | RMB : USD [Member]
Exchange rate to USD	0.1405	0.1426	0.1371
Year end [Member] | HKD: USD [Member]
Exchange rate to USD	0.1285	0.1287	0.1277
Annual Average [Member] | CAD : USD [Member]
Exchange rate to USD	0.7149	0.7352	0.7416
Annual Average [Member] | RMB : USD [Member]
Exchange rate to USD	0.1386	0.1391	0.1419
Annual Average [Member] | HKD: USD [Member]
Exchange rate to USD	0.1282	0.1280	0.1277